Hartford Large Cap Growth ETF Average Annual Total Returns	12 Months Ended	38 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	10.04%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	8.19%	14.28%	12.87%
Hartford Large Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	40.86%	5.48%
Hartford Large Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	24.19%	4.23%
Hartford Large Cap Growth ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	40.86%	5.48%